Borrowings - Lease liabilities rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Current lease liabilities at beginning of period	$ 3,906	$ 3,638
Additions, current	5,584	4,173
Payments, current	(8,666)	(6,615)
Reclassifications, current	4,944	2,905
Effect of translation, current	(630)	(195)
Current lease liabilities at end of period	5,138	3,906	$ 3,638
Non-current lease liabilities at beginning of period	8,631	9,750
Additions, non-current	6,881	2,169
Reclassifications, non-current	(4,944)	(2,905)
Effect of translation, non-current	(1,859)	(383)
Non-current lease liabilities at end of period	8,709	8,631	9,750
Lease liabilities, beginning of period	12,537	13,388
Additions, total	12,465	6,342
Payments, total	(8,666)	(6,615)	(6,084)
Effect of translation, total	(2,489)	(578)
Lease liabilities, end of period	13,847	12,537	13,388
Accrued interest	$ 1,710	$ 1,527	$ 1,516